Intangible assets, net (Details 1)	12 Months Ended
Dec. 31, 2022
Sales Volume [Member]
IfrsStatementLineItems [Line Items]
Approach used to determining values	Average annual growth rate over the five-year forecast period; based on past performance and management’s expectations of market development.
Budgeted Gross Margin [Member]
IfrsStatementLineItems [Line Items]
Approach used to determining values	Based on past performance and management’s expectations for the future.
Operating Costs [Member]
IfrsStatementLineItems [Line Items]
Approach used to determining values	Fixed costs of the CGUs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost-saving measures. The amounts disclosed above are the average operating costs for the five-year forecast period.
Annual Capital Expenditure [Member]
IfrsStatementLineItems [Line Items]
Approach used to determining values	Expected cash costs in the CGUs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value in use model as a result of this expenditure
Longterm Growth Rate [Member]
IfrsStatementLineItems [Line Items]
Approach used to determining values	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pretax Discount Rates [Member]
IfrsStatementLineItems [Line Items]
Approach used to determining values	Reflect specific risks relating to the relevant segments and the countries in which they operate.